CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,363,651)	$ (186,818)	¥ (4,811,713)	¥ (7,507,653)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation of property and equipment	554,300	75,944	727,193	755,452
Amortization of intangible assets	1,772,400	242,818	2,003,199	2,581,325
Amortization of right-of-use assets	174,430	23,897	169,294	229,295
Amortization of debt issuance costs	10,949	1,500	23,299	48,167
Share-based compensation expenses	1,116,212	152,920	1,132,644	1,040,683
Allowance for/(reversal of) expected credit losses	109,801	15,043	(16,000)	130,549
Inventory provision	18,744	2,568	10,431	191,088
Deferred income taxes	(110,118)	(15,086)	(25,376)	(36,495)
Unrealized exchange losses/(gains)	(2,509)	(344)	931	2,277
Unrealized fair value changes of investments	22,763	3,119	66,462	251,383
Loss on disposal of property and equipment	3,214	440	646	748
Termination expenses of certain game projects			354,811	525,762
Gain from disposal of subsidiaries and long-term investments	(11,000)	(1,507)	(3,857)	(178,378)
Loss from equity method investments	40,500	5,545	112,142	211,620
Revaluation of previously held equity interests			86,680	(152,153)
Impairments of long-term investments	486,500	66,644	278,891	465,645
(Gain)/loss of convertible senior notes repurchase	38,629	5,292	(292,213)	(1,318,594)
Changes in operating assets and liabilities:
Accounts receivable	251,244	34,419	(262,215)	(59,866)
Amount due from related parties	(66,910)	(9,167)	75,273	(74,117)
Prepayments and other assets	273,362	37,450	342,537	(556,214)
Other long-term assets	51,154	7,008	185,783	(444,326)
Accounts payable	615,154	84,276	(60,458)	46,862
Salary and welfare payable	380,127	52,077	(182,171)	396,113
Taxes payable	83,682	11,464	29,006	130,684
Deferred revenue	848,219	116,206	133,902	173,935
Accrued liabilities and other payables	779,294	106,763	341,102	(1,026,319)
Amount due to related parties	(348)	(48)	(12,007)	(21,210)
Other long-term liabilities	(61,250)	(8,391)	(141,594)	282,367
Net cash (used in)/provided by operating activities	6,014,900	824,032	266,622	(3,911,370)
Cash flows from investing activities:
Purchase of property and equipment	(465,367)	(63,755)	(181,897)	(760,427)
Purchase of intangible assets	(1,289,744)	(176,694)	(1,148,247)	(1,977,897)
Purchase of short-term investments	(36,969,524)	(5,064,804)	(13,547,650)	(70,578,711)
Maturities of short-term investments	37,007,903	5,070,062	16,328,255	81,698,532
Cash consideration paid for purchase of subsidiaries, net of cash acquired			(70,000)	(1,179,764)
Cash paid for long-term investments including loans	(227,416)	(31,156)	(132,602)	(1,466,311)
Loans and advances from investees	78,968	10,819	684,834	596,766
Cash received from disposal/return of long-term assets	74,307	10,180	100,574	612,214
Placements of time deposits	(5,833,946)	(799,247)	(9,961,925)	(10,245,026)
Maturities of time deposits	7,486,732	1,025,678	9,690,806	13,909,967
Impact to cash resulting from deconsolidation of subsidiaries				(125)
Net cash provided by/(used in) investing activities	(138,087)	(18,917)	1,762,148	10,609,218
Cash flows from financing activities:
Proceeds of short-term and long-term loans	5,149,000	705,410	1,950,482	1,701,532
Repayment of short-term loans	(1,908,696)	(261,490)	(2,032,295)	(1,450,627)
Purchase of noncontrolling interests			(7,027)	(56,741)
Proceeds from exercise of employees' share options	10,268	1,407	2	4
Proceeds from issuance of ordinary shares, net of issuance costs			2,689,380
Proceeds from issuance of convertible notes	100,000	13,700
Repurchase of shares	(117,523)	(16,101)		(347,581)
Repurchase of convertible senior notes	(6,058,432)	(830,002)	(7,675,227)	(4,201,506)
Net cash used in financing activities	(2,825,383)	(387,076)	(5,074,685)	(4,354,919)
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	6,177	846	100,349	321,350
Net increase/(decrease) in cash and cash equivalents and restricted cash	3,057,561	418,885	(2,945,566)	2,664,279
Cash and cash equivalents and restricted cash at beginning of the year	7,241,821	992,125	10,187,387	7,523,108
Cash and cash equivalents and restricted cash at end of the year	10,299,382	1,411,010	7,241,821	10,187,387
Cash and cash equivalents at end of the year	10,249,382	1,404,160	7,191,821	10,172,584
Restricted cash at end of the year	50,000	6,850	50,000	14,803
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	87,217	11,949	103,391	80,591
Cash paid for interest expense	93,809	12,852	167,291	200,172
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by accounts payable	35,510	4,865	65,377	46,066
Acquisitions and investments financed by/(reduction of) payables	(7,596)	(1,041)	(80,000)	202,018
Intangible assets purchases financed by payables	¥ 767,387	$ 105,132	¥ 783,828	824,929
Issuance of ordinary shares in connection with debt conversion				¥ 96